GOODWILL (Details) - USD ($)	3 Months Ended	12 Months Ended
	Feb. 28, 2022	Nov. 30, 2021
Disclosure Goodwill Abstract
Balance, beginning of period	$ 833,493
Goodwill acquired	800,970	833,493
Balance, end of period	$ 1,634,463	$ 833,493